Selling, general and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Selling, General and Administrative Expenses

Selling, general and administrative expenses for the years ended December 31 were as follows:

	2015*	2016*	2017
Compensation to employees, related taxes and other personnel expenses	1,511	1,682	2,227
Rent of premises and related utility expenses	338	346	391
Bad debt expense	362	215	220
Advertising, client acquisition and related expenses	242	165	1,294
Advisory and audit services	357	297	433
Tax expenses, except of income and payroll relates taxes	155	175	407
IT related services	176	180	236
Other expenses	328	363	1,035

Total selling, general and administrative expenses	3,469	3,423	6,243

*	Since 1 January 2017, general and administrative expenses have been revised to present more detailed classification of items based on their nature to provide the users of the financial statements with more relevant information. Certain comparative amounts have been reclassified to conform to the current period’s presentation.